Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2014
Parent Company Only Financial Statements [Abstract]
Parent Company Only Financial Statements
Note 17. Parent Company Only Financial Statements

Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2014		2013
	(Amounts in thousands)
Assets:
Cash		$138		$1,097
Investments in subsidiaries		116,378		106,311
Other assets		56		5
Total assets		$116,572		$107,413

Liabilities and Equity:
Subordinated debentures		$13,403		$13,403
Other liabilities		264		294
Equity		102,905		93,716
Total liabilities and equity		$116,572		$107,413

Statements of Income	Years ended December 31,
	2014		2013
	(Amounts in thousands)
Income:
Dividends from bank subsidiary		$1,180		$2,684
Other income		—		—
Total income		1,180		2,684
Expense:
Interest on subordinated debentures		251		255
Salary		80		160
Other expenses		51		100
Total expenses		382		515
Income before income taxes		798		2,169
Equity in undistributed income of subsidiaries		9,675		5,402
Net income		10,473		7,571
Discount on Series A preferred stock		—		1,948
Preferred stock dividend and discount accretion		(1,200)		1,058
Net income available to common shareholders		$9,273		$8,461

Statements of Cash Flows
	Years ended December 31,
	2014	2013
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$10,473	$7,571
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(9,675)	(5,402)
Changes in operating assets and liabilities:
Increase in other assets	—	—
(Decrease) increase in accrued interest payable and other accrued liabilities	(30)	161
Net cash provided by operating activities	768	2,330
Cash Flows from Investing Activities
Net cash used in investing activities	—	—
Cash Flows from Financing Activities
Proceeds from issuance of Series B preferred stock, net	—	18,539
Redemption of Series A preferred stock	(250)	(14,340)
Proceeds from exercise of stock options	114	290
Payment of dividend on preferred stock and common stock	(1,575)	(816)
Other, net	(16)	(4,959)
Net cash used in financing activities	(1,727)	(1,286)
(Decrease)/increase in cash and cash equivalents	(959)	1,044
Cash and Cash Equivalents, January 1,	1,097	53
Cash and Cash Equivalents, December 31,	$138	$1,097